Securities sold under repurchase agreements - Summary of Financing Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities sold under repurchase agreements
Financing under repurchase agreement	$ 129,698	$ 212,931	$ 310,197
Interest payable	811	1,104	4,237
Total financing under repurchase agreement	130,509	214,035	314,434
Interest expense related to repurchase agreements	$ 8,485	$ 11,675	$ 9,232